Tax Effect Allocated to Each Component of Other Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other Comprehensive Income (Loss), Tax [Abstract]
Unrealized gains on available-for-sale investments Unrealized holding gains (losses) during the year	$ (17,242)	¥ (119,708)	¥ (68,303)	¥ 1,680
Reclassified for gains realized	15,904	110,418	28,885	0
Net unrealized gains (losses)	(1,338)	(9,290)	(39,418)	1,680
Other comprehensive income (loss)	$ (1,338)	¥ (9,290)	¥ (39,418)	¥ 1,680